Share Capital - Disclosure of Share Purchase Warrants Granted Using Black-Scholes Option Pricing Model (Details) - Warrant [Member]	12 Months Ended
	Dec. 31, 2020 USD ($) Year	Dec. 31, 2019 USD ($) Year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.00%	2.18%
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%
Expected volatility	0.00%	52.59%
Expected life in years | Year	0	3
Weighted average fair value of each warrant | $	$ 0	$ 2.42